Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Preference shares, par value	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000
Preference shares, shares issued	0	0
Preference shares, shares outstanding	0	0
Aspire Biopharma Inc [Member]
Common shares, par value	$ 0.00005	$ 0.00005
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares outstanding	440,000,000	440,000,000
Parent Company [Member]
Preference shares, par value	$ 0.0001
Preference shares, shares authorized	10,000,000
Preference shares, shares issued	0
Preference shares, shares outstanding	0
Common shares, par value	$ 0.0001
Common stock, shares authorized	490,000,000
Common stock, shares issued	27,601,767
Common stock, shares outstanding	27,601,767
Common Class A Subject to Redemption [Member]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding	577,644	1,803,729
Temporary equity, price per share	$ 11.54	$ 11.03
Common Class A [Member]
Common shares, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	7,187,500	7,187,500
Common stock, shares outstanding	7,187,500	7,187,500
Common Class A [Member] | Parent Company [Member]
Common shares, par value	$ 0.0001
Common stock, shares authorized	490,000,000
Common stock, shares issued	27,601,767
Common stock, shares outstanding	27,601,767
Common Class B [Member]
Common shares, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Series A Preferred Stock [Member] | Aspire Biopharma Inc [Member]
Preference shares, par value	$ 0.0001	$ 0.0001
Preference shares, shares authorized	25,000,000	25,000,000
Preference shares, shares outstanding	322,059	0